New and amended accounting standards and interpretations (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Reconciliation of Operating Lease Commitments to Total Lease Liability Recognised
The following table provides a reconciliation of the operating lease commitments disclosed in note 32 ‘Commitments’ in the 2019 Annual Report to the total lease liability recognised at 1 July 2019:

US$M
Operating lease commitments as at 30 June 2019	1,905
Add: Leases which did not meet the definition of a lease under IAS 17 (1)	686
Add: Cost of reasonably certain extension options (undiscounted)	91
Less: Components excluded from lease liability (undiscounted)	(190)
Less: Effect of discounting	(191)

Total additional lease liabilities recognised at 1 July 2019	2,301

(1)
These relate to freight contracts known as continuous voyage charters (CVCs). Generally CVCs were not considered leases under IAS 17 given the supplier has the right, whether exercised or not, to substitute the named vessel. However, these rights are not considered substantial substitution rights under IFRS 16. Additionally, the Group has the right to direct the use of the vessel throughout the period of use due to the ability to designate the destination port for each voyage and make changes to relevant decisions within the scope of contractual constraints. Consequently, the CVCs meet the definition of a lease under IFRS 16.